American Beacon Balanced Fund
American Beacon Large Cap Value Fund
American Beacon Mid-Cap Value Fund
American Beacon Small Cap Value Fund
American Beacon International Equity Fund
American Beacon Emerging Markets Fund
American Beacon High Yield Bond Fund
American Beacon Retirement Income and Appreciation Fund
American Beacon Intermediate Bond Fund
American Beacon Short-Term Bond Fund

Supplement dated June 30, 2014
to the
Prospectus dated February 28, 2014

Effective July 1, 2014, American Beacon Advisors, Inc. (“Manager”) will reduce the administrative service fee charged to the Fund’s A Class and C Class shares from 0.40% to 0.30% of each Class’s average daily net assets. At that time, the contractual fee limit for the A Class and C Class shares also will be reduced by 0.10%. The information below supplements the Fund’s Prospectus dated February 28, 2014, and is in addition to any other supplement(s):

In the “Fees and Expenses of the Fund” section, the fee table and expense example are replaced with the following:

American Beacon Balanced Fund

Shareholder Fees
(fees paid directly from your investment)

	Share class
	A	C	Y	Advisor	Institutional	Investor
Maximum sales charge imposed on purchases (as a percentage of offering price)	5.75%	None	None	None	None	None
Maximum deferred sales charge (as a percentage of the lower of original offering price or redemption proceeds)	0.50%[1]	1.00%	None	None	None	None

Annual Fund Operating Expenses2
(expenses that you pay each year as a percentage of the value of your investment)

	Share class
	A	C	Y	Advisor	Institutional	Investor
Management fees	0.22%	0.22%	0.22%	0.22%	0.22%	0.22%
Distribution and/or service (12b-1) fees	0.25%	1.00%	0.00%	0.25%	0.00%	0.00%
Other Expenses	0.53%	0.52%	0.46%	0.60%	0.38%	0.70%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses[3]	1.01%	1.75%	0.69%	1.08%	0.61%	0.93%
Recoupment of prior fee waiver and/or expense reimbursement		0.01%	0.02%
Total Annual Fund Operating Expenses after recoupment of prior fee waiver and/or expense reimbursement		1.76%	0.71%

[1]	A contingent deferred sales charge (“CDSC”) of 0.50% will be charged on certain purchases of $1,000,000 or more of A Class shares that are redeemed in whole or part within 18 months of purchase.
[2]	The fee table has been restated with respect to the Fund’s A Class and C Class Shares to reflect a reduction in the administrative services fee effective July 1, 2014.
[3]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund’s Financial Highlights table, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Share class	1 year	3 years	5 years	10 years
A	$672	$878	$1,101	$1,741
C	$279	$553	$951	$2,064
Y	$73	$224	$387	$862
Advisor	$110	$343	$595	$1,317
Institutional	$62	$195	$340	$762
Investor	$95	$297	$515	$1,144

Assuming no redemption of shares:

Share class	1 year	3 years	5 years	10 years
C	$179	$553	$951	$2,064

American Beacon Large Cap Value Fund

Shareholder Fees
(fees paid directly from your investment)

	Share class
	A	C	Y	Advisor	Institutional	Investor	Retirement
Maximum sales charge imposed on purchases (as a percentage of offering price)	5.75%	None	None	None	None	None	None
Maximum deferred sales charge (as a percentage of the lower of original offering price or redemption proceeds)	0.50%[1]	1.00%	None	None	None	None	None

Annual Fund Operating Expenses2
(expenses that you pay each year as a percentage of the value of your investment)

	Share class
	A	C	Y	Advisor	Institutional	Investor	Retirement
Management fees	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%
Distribution and/or service (12b-1) fees	0.25%	1.00%	0.00%	0.25%	0.00%	0.00%	0.50%
Other Expenses	0.50%	0.51%	0.43%	0.59%	0.35%	0.70%	0.60%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses[3]	0.99%	1.75%	0.67%	1.08%	0.59%	0.94%	1.34%
Recoupment of prior fee waiver and/or expense reimbursement		0.07%
Total Annual Fund Operating Expenses after recoupment of prior fee waiver and/or expense reimbursement		1.82%

[1]	A contingent deferred sales charge (“CDSC”) of 0.50% will be charged on certain purchases of $1,000,000 or more of A Class shares that are redeemed in whole or part within 18 months of purchase.
[2]	The fee table has been restated with respect to the Fund’s A Class and C Class Shares to reflect a reduction in the administrative services fee effective July 1, 2014.
[3]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund’s Financial Highlights table, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Share class	1 year	3 years	5 years	10 years
A	$670	$872	$1,090	$1,718
C	$285	$558	$956	$2,069
Y	$68	$214	$373	$834
Advisor	$110	$343	$595	$1,317
Institutional	$60	$189	$330	$739
Investor	$96	$300	$520	$1,155
Retirement	$136	$424	$734	$1,612

Assuming no redemption of shares:

Share class	1 year	3 years	5 years	10 years
C	$185	$558	$956	$2,069

American Beacon Mid-Cap Value Fund

Shareholder Fees
(fees paid directly from your investment)

	Share class
	A	C	Y	Advisor	Institutional	Investor
Maximum sales charge imposed on purchases (as a percentage of offering price)	5.75%	None	None	None	None	None
Maximum deferred sales charge (as a percentage of the lower of original offering price or redemption proceeds)	0.50%[1]	1.00%	None	None	None	None

Annual Fund Operating Expenses2
(expenses that you pay each year as a percentage of the value of your investment)

	Share class
	A	C	Y	Advisor	Institutional	Investor
Management fees	0.56%	0.56%	0.56%	0.56%	0.56%	0.56%
Distribution and/or service (12b-1) fees	0.25%	1.00%	0.00%	0.25%	0.00%	0.00%
Other Expenses	0.57%	0.59%	0.55%	0.80%	0.43%	0.69%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses[3]	1.39%	2.16%	1.12%	1.62%	1.00%	1.26%
Fee Waiver and/or expense reimbursement/recoupment	0.01%	(0.01)%	(0.03)%	(0.12)%	(0.01)%	(0.02)%
Total Annual Fund Operating Expenses after fee waiver and/or expense reimbursement[4]	1.40%	2.15%	1.09%	1.50%	0.99%	1.24%

[1]	A contingent deferred sales charge (“CDSC”) of 0.50% will be charged on certain purchases of $1,000,000 or more of A Class shares that are redeemed in whole or part within 18 months of purchase.
[2]	The fee table has been restated with respect to the Fund’s A Class and C Class Shares to reflect a reduction in the administrative services fee effective July 1, 2014.
[3]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund’s Financial Highlights table, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[4]	The Manager has contractually agreed to reduce and/or reimburse the C Class, Y Class, Advisor Class, Institutional Class and Investor Class of the Fund for Other Expenses, as applicable, through February 28, 2015 to the extent that Total Annual Fund Operating Expenses exceed 2.14% for the C Class, 1.08% for the Y Class, 1.49% for the Advisor Class, 0.98% for the Institutional Class and 1.23% for the Investor Class (excluding taxes, brokerage commissions, acquired fund fees and expenses and other extraordinary expenses such as litigation). The contractual expense reimbursement can be changed only with the approval of a majority of the Fund’s Board of Trustees. The Manager can be reimbursed by the Fund for any contractual reductions or expense reimbursements if reimbursement to the Manager (a) occurs within three years after the Manager’s own reduction or reimbursement and (b) does not cause the Total Annual Fund Operating Expenses of a class to exceed the contractual percentage limit.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Share class	1 year	3 years	5 years	10 years
A	$709	$990	$1,292	$2,148
C	$318	$675	$1,158	$2,492
Y	$111	$353	$614	$1,361
Advisor	$153	$500	$870	$1,911
Institutional	$101	$317	$551	$1,223
Investor	$126	$397	$689	$1,520

Assuming no redemption of shares:

Share class	1 year	3 years	5 years	10 years
C	$218	$675	$1,158	$2,492

American Beacon Small Cap Value Fund

Shareholder Fees
(fees paid directly from your investment)

	Share class
	A	C	Y	Advisor	Institutional	Investor	Retirement
Maximum sales charge imposed on purchases (as a percentage of offering price)	5.75%	None	None	None	None	None	None
Maximum deferred sales charge (as a percentage of the lower of original offering price or redemption proceeds)	0.50%[1]	1.00%	None	None	None	None	None

Annual Fund Operating Expenses2
(expenses that you pay each year as a percentage of the value of your investment)

	Share class
	A	C	Y	Advisor	Institutional	Investor	Retirement
Management fees	0.47%	0.47%	0.47%	0.47%	0.47%	0.47%	0.47%
Distribution and/or service (12b-1) fees	0.25%	1.00%	0.00%	0.25%	0.00%	0.00%	0.50%
Other Expenses	0.53%	0.52%	0.44%	0.59%	0.35%	0.71%	0.63%
Acquired Fund Fees and Expenses	0.02%	0.02%	0.02%	0.02%	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses[3]	1.27%	2.01%	0.93%	1.33%	0.84%	1.20%	1.62%
Fee waiver and/or expense reimbursement	(0.03)%	(0.02)%
Total Annual Fund Operating Expenses after fee waiver and/or expense reimbursement[4]	1.24%	1.99%

[1]	A contingent deferred sales charge (“CDSC”) of 0.50% will be charged on certain purchases of $1,000,000 or more of A Class shares that are redeemed in whole or part within 18 months of purchase.
[2]	The fee table has been restated with respect to the Fund’s A Class and C Class Shares to reflect a reduction in the administrative services fee effective July 1, 2014.
[3]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund’s Financial Highlights table, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[4]	The Manager has contractually agreed to reduce and/or reimburse the A Class and C Class of the Fund for Other Expenses, as applicable, through February 28, 2015 to the extent that Total Annual Fund Operating Expenses exceed 1.22% for the A Class and 1.97% for the C Class (excluding taxes, brokerage commissions, acquired fund fees and expenses and other extraordinary expenses such as litigation). The contractual expense reimbursement can be changed only with the approval of a majority of the Fund’s Board of Trustees. The Manager can be reimbursed by the Fund for any contractual reductions or expense reimbursements if reimbursement to the Manager (a) occurs within three years after the Manager’s own reduction or reimbursement and (b) does not cause the Total Annual Fund Operating Expenses of a class to exceed the contractual percentage limit.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Share class	1 year	3 years	5 years	10 years
A	$694	$952	$1,229	$2,018
C	$302	$628	$1,081	$2,336
Y	$95	$297	$515	$1,144
Advisor	$135	$421	$728	$1,600
Institutional	$86	$268	$466	$1,038
Investor	$122	$381	$660	$1,455
Retirement	$165	$511	$881	$1,922

Assuming no redemption of shares:

Share class	1 year	3 years	5 years	10 years
C	$202	$628	$1,081	$2,336

American Beacon International Equity Fund

Shareholder Fees
(fees paid directly from your investment)

	Share class
	A	C	Y	Advisor	Institutional	Investor	Retirement
Maximum sales charge imposed on purchases (as a percentage of offering price)	5.75%	None	None	None	None	None	None
Maximum deferred sales charge (as a percentage of the lower of original offering price or redemption proceeds)	0.50%[1]	1.00%	None	None	None	None	None

Annual Fund Operating Expenses2
(expenses that you pay each year as a percentage of the value of your investment)

	Share class
	A	C	Y	Advisor	Institutional	Investor	Retirement
Management fees	0.32%	0.32%	0.32%	0.32%	0.32%	0.32%	0.32%
Distribution and/or service (12b-1) fees	0.25%	1.00%	0.00%	0.25%	0.00%	0.00%	0.50%
Other Expenses	0.54%	0.53%	0.53%	0.63%	0.40%	0.72%	0.64%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses[3]	1.12%	1.86%	0.86%	1.21%	0.73%	1.05%	1.47%
Recoupment of prior fee waiver and/or expense reimbursement	0.04%	0.04%					0.01%
Total Annual Fund Operating Expenses after recoupment of prior fee waiver and/or expense reimbursement	1.16%	1.90%					1.48%

[1]	A contingent deferred sales charge (“CDSC”) of 0.50% will be charged on certain purchases of $1,000,000 or more of A Class shares that are redeemed in whole or part within 18 months of purchase.
[2]	The fee table has been restated with respect to the Fund’s A Class and C Class Shares to reflect a reduction in the administrative services fee effective July 1, 2014.
[3]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund’s Financial Highlights table, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Share class	1 year	3 years	5 years	10 years
A	$686	$914	$1,160	$1,863
C	$293	$589	$1,010	$2,182
Y	$88	$274	$476	$1,060
Advisor	$123	$384	$665	$1,466
Institutional	$75	$234	$407	$908
Investor	$107	$334	$579	$1,282
Retirement	$151	$466	$804	$1,758

Assuming no redemption of shares:

Share class	1 year	3 years	5 years	10 years
C	$193	$589	$1,010	$2,182

American Beacon Emerging Markets Fund

Shareholder Fees
(fees paid directly from your investment)

	Share class
	A	C	Y	Institutional	Investor
Maximum sales charge imposed on purchases (as a percentage of offering price)	5.75%	None	None	None	None
Maximum deferred sales charge (as a percentage of the lower of original offering price or redemption proceeds)	0.50%[1]	1.00%	None	None	None
Redemption fee (as a percentage of amount redeemed; applies to the proceeds of shares redeemed within 90 days of purchase)	2.00%	2.00%	2.00%	2.00%	2.00%

Annual Fund Operating Expenses2
(expenses that you pay each year as a percentage of the value of your investment)

	Share class
	A	C	Y	Institutional	Investor
Management fees	0.81%	0.81%	0.81%	0.81%	0.81%
Distribution and/or service (12b-1) fees	0.25%	1.00%	0.00%	0.00%	0.00%
Other Expenses	1.03%	1.35%	0.94%	0.83%	1.14%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses[3]	2.10%	3.17%	1.76%	1.65%	1.96%
Fee waiver and/or expense reimbursement	(0.40)%	(0.72)%	(0.30)%	(0.29)%	(0.16)%
Total Annual Fund Operating Expenses after fee waiver and/or expense reimbursement[4]	1.70%	2.45%	1.46%	1.36%	1.80%

[1]	A contingent deferred sales charge (“CDSC”) of 0.50% will be charged on certain purchases of $1,000,000 or more of A Class shares that are redeemed in whole or part within 18 months of purchase.
[2]	The fee table has been restated with respect to the Fund’s A Class and C Class Shares to reflect a reduction in the administrative services fee effective July 1, 2014.
[3]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund’s Financial Highlights table, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[4]	The Manager has contractually agreed to reduce and/or reimburse the A Class, C Class, Y Class, Institutional Class, and Investor Class of the Fund for Other Expenses, as applicable, through February 28, 2015 to the extent that Total Annual Fund Operating Expenses exceed 1.69% for the A Class, 2.44% for the C Class, 1.45% for the Y Class, 1.35% for the Institutional Class, and 1.79% for the Investor Class (excluding taxes, brokerage commissions, acquired fund fees and expenses and other extraordinary expenses such as litigation). The contractual expense reimbursement can be changed only with the approval of a majority of the Fund’s Board of Trustees. The Manager can be reimbursed by the Fund for any contractual reductions or expense reimbursements if reimbursement to the Manager (a) occurs within three years after the Manager’s own reduction or reimbursement and (b) does not cause the Total Annual Fund Operating Expenses of a class to exceed the contractual percentage limit.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Share class	1 year	3 years	5 years	10 years
A	$738	$1,158	$1,604	$2,836
C	$348	$910	$1,596	$3,425
Y	$149	$525	$926	$2,047
Institutional	$138	$492	$870	$1,930
Investor	$183	$600	$1,043	$2,273

Assuming no redemption of shares:

Share class	1 year	3 years	5 years	10 years
C	$248	$910	$1,596	$3,425

American Beacon High Yield Bond Fund

Shareholder Fees
(fees paid directly from your investment)

	Share class
	A	C	Y	Institutional	Investor
Maximum sales charge imposed on purchases (as a percentage of offering price)	4.75%	None	None	None	None
Maximum deferred sales charge (as a percentage of the lower of original offering price or redemption proceeds)	0.50%[1]	1.00%	None	None	None
Redemption fee (as a percentage of amount redeemed; applies to the proceeds of shares redeemed within 90 days of purchase)	2.00%	2.00%	2.00%	2.00%	2.00%

Annual Fund Operating Expenses2
(expenses that you pay each year as a percentage of the value of your investment)

	Share class
	A	C	Y	Institutional	Investor
Management fees	0.43%	0.43%	0.43%	0.43%	0.43%
Distribution and/or service (12b-1) fees	0.25%	1.00%	0.00%	0.00%	0.00%
Other Expenses	0.60%	0.59%	0.59%	0.48%	0.70%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses[3]	1.29%	2.03%	1.03%	0.92%	1.14%
Fee waiver and/or expense reimbursement	(0.26)%	(0.25)%	(0.04)%		(0.04)%
Total Annual Fund Operating Expenses after fee waiver and/or expense reimbursement[4]	1.03%	1.78%	0.99%	0.92%	1.10%

[1]	A contingent deferred sales charge (“CDSC”) of 0.50% will be charged on certain purchases of $1,000,000 or more of A Class shares that are redeemed in whole or part within 18 months of purchase.
[2]	The fee table has been restated with respect to the Fund’s A Class and C Class Shares to reflect a reduction in the administrative services fee effective July 1, 2014.
[3]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund’s Financial Highlights table, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[4]	The Manager has contractually agreed to reduce and/or reimburse the A Class, C Class, Y Class and Investor Class of the Fund for Other Expenses, as applicable, through February 28, 2015 to the extent that Total Annual Fund Operating Expenses exceed 1.02% for the A Class, 1.77% for the C Class, 0.98% for the Y Class and 1.09% for the Investor Class (excluding taxes, brokerage commissions, acquired fund fees and expenses and other extraordinary expenses such as litigation). The contractual expense reimbursement can be changed only with the approval of a majority of the Fund’s Board of Trustees. The Manager can be reimbursed by the Fund for any contractual reductions or expense reimbursements if reimbursement to the Manager (a) occurs within three years after the Manager’s own reduction or reimbursement and (b) does not cause the Total Annual Fund Operating Expenses of a class to exceed the contractual percentage limit.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Share class	1 year	3 years	5 years	10 years
A	$575	$840	$1,125	$1,936
C	$281	$613	$1,070	$2,338
Y	$101	$324	$565	$1,256
Institutional	$94	$294	$510	$1,132
Investor	$112	$358	$623	$1,381

Assuming no redemption of shares:

Share class	1 year	3 years	5 years	10 years
C	$181	$613	$1,070	$2,338

American Beacon Retirement Income and Appreciation Fund

Shareholder Fees
(fees paid directly from your investment)

	Share class
	A	C	Y	Investor
Maximum sales charge imposed on purchases (as a percentage of offering price)	2.50%	None	None	None
Maximum deferred sales charge (as a percentage of the lower of original offering price or redemption proceeds)	0.50%[1]	1.00%	None	None

Annual Fund Operating Expenses2
(expenses that you pay each year as a percentage of the value of your investment)

	Share class
	A	C	Y	Investor
Management fees	0.32%	0.32%	0.32%	0.32%
Distribution and/or service (12b-1) fees	0.25%	1.00%	0.00%	0.00%
Other Expenses	0.56%	0.57%	0.51%	0.79%
Total Annual Fund Operating Expenses	1.13%	1.89%	0.83%	1.11%
Fee waiver and/or expense reimbursement	(0.09)%	(0.03)%	(0.03)%
Total Annual Fund Operating Expenses after fee waiver and/or expense reimbursement[3]	1.04%	1.86%	0.80%

[1]	A contingent deferred sales charge (“CDSC”) of 0.50% will be charged on certain purchases of $250,000 or more of A Class shares that are redeemed in whole or part within 18 months of purchase.
[2]	The fee table has been restated with respect to the Fund’s A Class and C Class Shares to reflect a reduction in the administrative services fee effective July 1, 2014.
[3]	The Manager has contractually agreed to reduce and/or reimburse the A Class, C Class and Y Class of the Fund for Other Expenses, as applicable, through February 28, 2015 to the extent that Total Annual Fund Operating Expenses exceed 1.04% for the A Class, 1.86% for the C Class and 0.80% for the Y Class (excluding taxes, brokerage commissions, acquired fund fees and expenses and other extraordinary expenses such as litigation). The contractual expense reimbursement can be changed only with the approval of a majority of the Fund’s Board of Trustees. The Manager can be reimbursed by the Fund for any contractual reductions or expense reimbursements if reimbursement to the Manager (a) occurs within three years after the Manager’s own reduction or reimbursement and (b) does not cause the Total Annual Fund Operating Expenses of a class to exceed the contractual percentage limit.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Share class	1 year	3 years	5 years	10 years
A	$353	$591	$848	$1,582
C	$289	$591	$1,018	$2,209
Y	$82	$262	$458	$1,023
Investor	$113	$353	$612	$1,353

Assuming no redemption of shares:

Share class	1 year	3 years	5 years	10 years
C	$189	$591	$1,018	$2,209

In the summary section, under “Management”, sub-section “Portfolio Managers” for Calamos Advisors LLC, the following is added:

Steve Klouda Senior Vice President, Co-Portfolio Manager	Since 2013
Eli Pars Senior Vice President, Co-Portfolio Manager	Since 2013

In the “Fund Management” section, “The Sub-Advisors” sub-section for Calamos Advisors LLC, the last two paragraphs are deleted and replaced with the following:

John P. Calamos, Sr. and Gary D. Black, Global Co-CIOs of Calamos, generally focus on firm-wide risk management and the top-down approach of diversification by country and industry sector and macro-level investment themes. As Global Co-CIOs, Messrs. John P. Calamos, Sr. and Gary D. Black direct the team’s focus on the macro themes upon which the portfolio’s strategy is based. The team, as a whole, implements the investment strategies, under the general direction and supervision of the Global Co-CIOs and the Co-Portfolio Managers. John P. Calamos, Sr. and Gary D. Black are responsible for the day-to-day management of the team, bottom-up research efforts and strategy implementation. Nick Niziolek, Jon Vacko, Steve Klouda, and Eli Pars are each Co-Portfolio Managers.

During the past five years, John P. Calamos, Sr. has been President and Trustee of the Calamos Investment Trust and Chairman, CEO and Global Co-CIO of Calamos as of August 31, 2012, prior thereto he was Chairman, CEO and Co-CIO of Calamos and its predecessor company. Gary D. Black became the Executive Vice President and Global Co-CIO of Calamos as of August 31, 2012. Mr. Black served as Chief Executive Officer and Chief Investment Officer, and was a Founding Member of Black Capital LLC from July 2009 until August 2012, prior thereto; Mr. Black served as Chief Executive Officer of Janus Capital Group from January 2006 through July 2009. Nick Niziolek joined Calamos in March 2005 and has been a Co-Portfolio Manager, Co-Head of Research since August 2013. Between March 2013 and August 2013 he was a Co-Portfolio Manager. Between March 2005 and March 2013 he was a senior strategy analyst. Jon Vacko joined Calamos in 2000 and has been a Co-Portfolio Manager, Co-Head of Research since August 2013. Previously, he was a Co-Head of Research and Investments from July 2010 to August 2013, prior thereto he was a senior strategy analyst between July 2002 and July 2010. Steve Klouda joined Calamos in 1994 and has been a Co-Portfolio Manager since March 2013. Between July 2002 and March 2013 he was a senior strategy analyst. Eli Pars joined Calamos in May 2013 as a Co-Portfolio Manager. Previously, he was a Portfolio Manager at Chicago Fundamental Investment Partners from February 2009 until November 2012. Prior thereto, Mr. Pars was President at Mulligan Partners LLC from October 2006 until February 2009.

American Beacon Intermediate Bond Fund

Shareholder Fees
(fees paid directly from your investment)

	A	C	Y	Institutional	Investor
Maximum sales charge imposed on purchases (as a percentage of offering price)	4.75%	None	None	None	None
Maximum deferred sales charge (as a percentage of the lower of original offering price or redemption proceeds)	0.50%[1]	1.00%	None	None	None

Annual Fund Operating Expenses2
(expenses that you pay each year as a percentage of the value of your investment)

	A	C	Y	Institutional	Investor
Management fees	0.20%	0.20%	0.20%	0.20%	0.20%
Distribution and/or service (12b-1) fees	0.25%	1.00%	0.00%	0.00%	0.00%
Other Expenses	0.56%	0.64%	0.47%	0.13%	0.67%
Total Annual Fund Operating Expenses	1.01%	1.84%	0.67%	0.33%	0.87%
Fee waiver and/or expense reimbursement	(0.12)%	(0.20)%	(0.02)%		(0.08)%
Total Annual Fund Operating Expenses after fee waiver and/or expense reimbursement[3]	0.89%	1.64%	0.65%		0.79%

[1]	A contingent deferred sales charge (“CDSC”) of 0.50% will be charged on certain purchases of $1,000,000 or more of A Class shares that are redeemed in whole or part within 18 months of purchase.
[2]	The fee table has been restated with respect to the Fund’s A Class and C Class Shares to reflect a reduction in the administrative services fee effective July 1, 2014.
[3]	The Manager has contractually agreed to reduce and/or reimburse the A Class, C Class, Y Class and Investor Class of the Fund for Other Expenses through February 28, 2015 to the extent that Total Annual Fund Operating Expenses exceed 0.89% for the A Class, 1.64% for the C Class, 0.65% for the Y Class and 0.79% for the Investor Class (excluding taxes, brokerage commissions, acquired fund fees and expenses and other extraordinary expenses such as litigation). The contractual expense reimbursement can be changed only with the approval of a majority of the Fund’s Board of Trustees. The Manager can be reimbursed by the Fund for any contractual reductions or expense reimbursements if reimbursement to the Manager (a) occurs within three years after the Manager’s own reduction or reimbursement and (b) does not cause the Total Annual Fund Operating Expenses of a class to exceed the contractual percentage limit.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Share class	1 year	3 years	5 years	10 years
A	$562	$770	$995	$1,641
C	$267	$559	$977	$2,143
Y	$66	$212	$371	$832
Institutional	$34	$106	$186	$418
Investor	$81	$270	$474	$1,065

Assuming no redemption of shares:

Share class	1 year	3 years	5 years	10 years
C	$167	$559	$977	$2,143

American Beacon Short-Term Bond Fund

Shareholder Fees
(fees paid directly from your investment)

	Share class
	A	C	Y	Institutional	Investor
Maximum sales charge imposed on purchases (as a percentage of offering price)	2.50%	None	None	None	None
Maximum deferred sales charge (as a percentage of the lower of original offering price or redemption proceeds)	0.50%[1]	1.00%	None	None	None

Annual Fund Operating Expenses2
(expenses that you pay each year as a percentage of the value of your investment)

	Share class
	A	C	Y	Institutional	Investor
Management fees	0.20%	0.20%	0.20%	0.20%	0.20%
Distribution and/or service (12b-1) fees	0.25%	1.00%	0.00%	0.00%	0.00%
Other Expenses	0.58%	0.59%	0.52%	0.18%	0.70%
Total Annual Fund Operating Expenses	1.03%	1.79%	0.72%	0.38%	0.90%
Fee waiver and/or expense reimbursement	(0.28)%	(0.29)%	(0.08)%		(0.11)%
Total Annual Fund Operating Expenses after fee waiver and/or expense reimbursement[3]	0.75%	1.50%	0.64%		0.79%

[1]	A contingent deferred sales charge (“CDSC”) of 0.50% will be charged on certain purchases of $250,000 or more of A Class shares that are redeemed in whole or part within 18 months of purchase.
[2]	The fee table has been restated with respect to the Fund’s A Class and C Class Shares to reflect a reduction in the administrative services fee effective July 1, 2014.
[3]	The Manager has contractually agreed to reduce and/or reimburse the A Class, C Class, Y Class and Investor Class of the Fund for Other Expenses, as applicable, through February 28, 2015 to the extent that Total Annual Fund Operating Expenses exceed 0.75% for the A Class, 1.50% for the C Class, 0.64% for the Y Class and 0.79% for the Investor Class (excluding taxes, brokerage commissions, acquired fund fees and expenses and other extraordinary expenses such as litigation). The contractual expense reimbursement can be changed only with the approval of a majority of the Fund’s Board of Trustees. The Manager can be reimbursed by the Fund for any contractual reductions or expense reimbursements if reimbursement to the Manager (a) occurs within three years after the Manager’s own reduction or reimbursement and (b) does not cause the Total Annual Fund Operating Expenses of a class to exceed the contractual percentage limit.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Share class	1 year	3 years	5 years	10 years
A	$325	$543	$778	$1,454
C	$253	$535	$943	$2,082
Y	$65	$222	$392	$887
Institutional	$39	$123	$215	$482
Investor	$81	$277	$489	$1,099

Assuming no redemption of shares:

Share class	1 year	3 years	5 years	10 years
C	$153	$535	$943	$2,082

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